Submission	Sep. 02, 2025
Submission [Line Items]
Central Index Key	0001858681
Registrant Name	Apollo Global Management, Inc.
Registration File Number	333-286493
Form Type	S-4
Submission Type	S-4MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A